Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Issued capital [member]	Share premium [member]	Reverse Recapitalization Reserve [Member]	Merger reserve [member]	Reserve of share-based payments [member]	Statutory reserve [member]	Capital reserve [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2019	¥ 397	¥ 701,944	¥ (507,235)	¥ 58,989	¥ 125,042	¥ 135,343	¥ 61,266	¥ (300,973)	¥ (1,880)	¥ 272,893		¥ 272,893
IfrsStatementLineItems [Line Items]
Net income (loss) for the year								(193,095)		(193,095)		(193,095)
Exchange difference on transaction of financial statements of foreign operations									371	371		371
Total comprehensive loss for the year								(193,095)	371	(192,724)		(192,724)
Issuance of new shares for equity financing	181	15,864								16,045		16,045
Equity compensation - employee share-based compensation	13				1,122					1,135		1,135
Transfer to statutory reserves
Balance at Dec. 31, 2020	591	717,808	(507,235)	58,989	126,164	135,343	61,266	(494,068)	(1,509)	97,349		97,349
IfrsStatementLineItems [Line Items]
Net income (loss) for the year								(88,752)		(88,752)	(1,306)	(90,058)
Exchange difference on transaction of financial statements of foreign operations									585	585		585
Total comprehensive loss for the year								(88,752)	585	(88,167)	(1,306)	(89,473)
Issuance of new shares for equity financing	230	29,357								29,587		29,587
Equity compensation - employee share-based compensation	17				1,818					1,835		1,835
Transfer to statutory reserves
Warrants exercised	105	10,153								10,258		10,258
Balance at Dec. 31, 2021	943	757,318	(507,235)	58,989	127,982	135,343	61,266	(582,820)	(924)	50,862	(1,306)	49,556
IfrsStatementLineItems [Line Items]
Net income (loss) for the year								(57,918)		(57,918)	4,274	(53,644)
Exchange difference on transaction of financial statements of foreign operations									198	198		198
Total comprehensive loss for the year								(57,918)	198	(57,720)	4,274	(53,446)
Issuance of new shares for equity financing	276	5,449								5,725		5,725
Equity compensation - employee share-based compensation	69				2,111					2,180		2,180
Transfer to statutory reserves
Capital contribution											2,450	2,450
Balance at Dec. 31, 2022	¥ 1,288	¥ 762,767	¥ (507,235)	¥ 58,989	¥ 130,093	¥ 135,343	¥ 61,266	¥ (640,738)	¥ (726)	¥ 1,047	¥ 5,418	¥ 6,465